Supplemental Quarterly Financial Data (Unaudited) 10-K	12 Months Ended
Jun. 05, 2012
Supplemental Quarterly Financial Data (Unaudited) [Abstract]
Supplemental Quarterly Financial Data (Unaudited)
14. Supplemental Quarterly Financial Data (Unaudited)

Quarterly financial results for the years ended June 5, 2012 and May 31, 2011, are summarized below.

(In thousands, except per-share data)
	For the Year Ended June 5, 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total

Revenues	$330,345	$307,405	$324,825	$363,203	$1,325,778
Gross profit*	$51,128	$42,685	$56,563	$69,721	$220,097
(Loss)/income before income taxes	$3,657	$(1,747)	$1,232	$(18,080)	$(14,938)
(Benefit)/provision for income taxes	564	254	(3,304)	(12,264)	(14,750)
Net (loss)/income	$3,093	$(2,001)	$4,536	$(5,816)	$(188)

(Loss)/earnings per share:
Basic	$0.05	$(0.03)	$0.07	$(0.09)	$(0.00)
Diluted	$0.05	$(0.03)	$0.07	$(0.09)	$(0.00)

	For the Year Ended May 31, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total

Revenues	$302,686	$290,451	$319,063	$352,962	$1,265,162
Gross profit*	$57,741	$45,001	$54,367	$63,538	$220,647
Income before income taxes	$16,077	$5,268	$15,545	$15,732	$52,622
Provision/(benefit) for income taxes	3,680	703	(455)	1,816	5,744
Net income	$12,397	$4,565	$16,000	$13,916	$46,878

Earnings per share:
Basic	$0.19	$0.07	$0.25	$0.22	$0.73
Diluted	$0.19	$0.07	$0.25	$0.21	$0.72

* We define gross profit as revenue less cost of merchandise, payroll and related costs, and other restaurant operating costs.